Financial Instruments (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	$ 3,807,000	$ 3,285,000
Liabilities	(4,831,000)	(5,646,000)
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	135,687,000	140,960,000
Non Hedging Liabilities	(150,464,000)	(123,111,000)
Foreign Exchange Contract Current 1 [Member]
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	15,255,000	23,908,000
Non Hedging Liabilities	(32,992,000)	(7,056,000)
Foreign Exchange Contract Non Current 1 [Member]
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	2,963,000	1,062,000
Non Hedging Liabilities	(3,000)	(65,000)
embedded derivative
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	0	0
Non Hedging Liabilities	(117,469,000)	(115,990,000)
Bond option
Derivatives Fair Value Not Designated As Hedging [LineItems]
Non Hedging Assets	117,469,000	115,990,000
Non Hedging Liabilities	0	0
Foreign Exchange Contract Current [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	3,807,000	3,114,000
Liabilities	(1,726,000)	(2,921,000)
Interest Rate Contract Current Dollar [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Liabilities	(1,225,000)	(1,637,000)
Foreign Exchange Contract Non Current [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	0	171,000
Liabilities	0	(127,000)
Interest Rate Contract Non Current Dollar [Member]
Derivatives Fair Value Designated As Hedging [Line Items]
Assets	0
Liabilities	$ (1,880,000)	$ (961,000)